Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Schedule of property, plant and equipment

12      Property, plant and Equipment

The cost, weighted average depreciation rates and accumulated depreciation are as follows:

		December 31, 2021			December 31, 2020
	Weighted average depreciation rate	Cost	Accumulated depreciation	Net Book value	Cost	Accumulated depreciation	Net Book value
IT equipment	10% - 33%	44,180	(27,565)	16,615	27,036	(25,557)	1,479
Furniture, equipment and fittings	10% - 33%	38,116	(29,726)	8,390	36,314	(26,406)	9,908
Property, buildings and improvements	5%-20%	54,508	(36,636)	17,872	51,407	(31,429)	19,978
In progress	-	677	-	677	315	-	315
Right of use assets	12%	251,694	(109,957)	141,737	241,906	(82,033)	159,873
Land	-	391	-	391	453	-	453
Total		389,567	(203,885)	185,682	357,431	(165,425)	192,006

Changes in property, plant and equipment are as follows:

	IT equipment	Furniture, equipment and fittings	Property, buildings and improvements	In progress	Right of use assets	Land	Total
As of December 31, 2020	1,479	9,908	19,978	315	159,873	453	192,006
Additions (i)	16,105	1,028	597	2,732	25,513	-	45,975
Additions through business combinations	1,041	835	135	-	-	-	2,011
Renegotiation (ii)	-	-	-	-	(12,439)	-	(12,439)
Disposals / Cancelled contracts	-	(124)	-	-	(3,286)	-	(3,410)
Depreciation	(2,010)	(3,319)	(5,208)	-	(27,924)	-	(38,461)
Transfers	-	62	2,370	(2,370)	-	(62)	-
As of December 31, 2021	16,615	8,390	17,872	677	141,737	391	185,682
(i)	Refers substantially to recognition of new lease agreements of R$ 25,513 which the Company considers as part of its digital learning solutions through computer tablets that have been part of current learning system solutions. See the corresponding lease liabilities in Note 16.
(ii)	The Company returned part of the São José dos Campos warehouse to the lessor in September 2021, maintaining the lease agreement and term, changing only in the subsequent lease installments leading to the reversal adjustments of the right-of-use asset and corresponding lease liabilities, see Note 16.
	IT equipment	Furniture, equipment and fittings	Property, buildings and improvements	In progress	Right of use assets	Land	Total
As of December 31, 2019	2,486	12,366	19,682	4,538	145,436	453	184,961
Additions (i)	758	22	828	34	35,925	-	37,567
Additions through business combination	59	152	-	-	-	-	211
Disposals	(25)	(128)	(98)	-	(3,248)	-	(3,499)
Depreciation	(1,799)	(2,504)	(4,691)	-	(18,240)	-	(27,234)
Transfers	-	-	4,257	(4,257)	-	-	-
As of December 31, 2020	1,479	9,908	19,978	315	159,873	453	192,006
(i)	Refers substantially to IFRS 16, on the recognition of , R$ 35,925 referring to lease contracts previously signed and renewed based on contractual terms. See the corresponding lease liability in Note 16.

The Company assesses, at each reporting date, whether there is an indication that a property, plant and equipment asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. There were no indications of impairment of property, plant and equipment as of December 31, 2021 and 2020.